Assets held for sale (Tables)	12 Months Ended
Dec. 31, 2021
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Assets Held for Sale
Assets held for distribution (sale) are as follows (Unit: Korean Won in millions):

Assets (*)	December 31, 2020	December 31, 2021
Premises and equipment	2,130	8,900
Investments of associates	50,411	11,472
Others	7,461	5,955

Total	60,002	26,327

(*)	The Group classifies assets as held for sale that are highly likely to be sold within one year from December 31, 2020 and December 31, 2021.